UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:10/31/08

Item 1.  Schedule of Investments.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2008

	Shares	Market Value
SHORT TERM INVESTMENTS - 100.02%
MONEY MARKET FUND - 100.02%
Dreyfus Government Cash
Management - Institutional Class, 1.18%+	24,638,341	$ 24,638,341
Fidelity Institutional Government
Portfolio - Class I, 1.93%+	24,638,341	24,638,341
Goldman Sachs Financial Square Funds
Government Fund - Institutional Class, 1.87%+	24,638,340	24,638,340
JP Morgan U.S. Government
Money Market Fund - Capital Class, 1.79%+	24,638,340	24,638,340
Milestone Treasury Obligation
Portfolio - Institutional Class, 0.64%+	24,638,340	24,638,340
		123,191,702

TOTAL SHORT TERM INVESTMENTS		123,191,702
(Cost $123,191,702)

TOTAL INVESTMENTS (Cost $123,191,702)- 100.02% (a)		123,191,702
Liabilities in excess of Other assets (0.02)%		(25,264)
NET ASSETS- 100.00%		$ 123,166,438

_________
+ Reflects yield at October 31, 2008.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ -
Unrealized depreciation		-
Net unrealized appreciation		$ -

Securities valuation policies and other Investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2008

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	0	0
Level 2 - Other Significant Observable Inputs	123,191,702	0
Level 3 - Significant Unobservable Inputs	0	0
Total	123,191,702	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/29/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 12/29/08

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/29/08